Supplement Dated November 1, 2024

To The Prospectus Dated April 29, 2024, as amended October 21, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective September 30, 2024, for the JNL Multi-Manager Small Cap Value Fund, please delete all references to and information for Brent Jesko.

Effective September 30, 2024, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Small Cap Value Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2015	Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2015	Vice President and Portfolio Manager, JNAM
Jeff Kerrigan, CFA	September 2015	Portfolio Manager, Congress
Steve Lyons, CFA	September 2015	Partner, C&B
Michael Meyer, CFA	September 2015	Partner, C&B
Edward O’Connor, CFA	September 2015	Partner, C&B
R. James O’Neil, CFA	September 2015	Partner, C&B
Mehul Trivedi, CFA	September 2015	Partner, C&B
William Weber, CFA	September 2015	Partner, C&B
Andrew Armstrong, CFA	December 2015	Partner, C&B
Wesley Lim, CFA	December 2018	Principal, C&B
Matthew Martinek, CFA	October 2019	Principal and Lead Portfolio Manager, Reinhart
Josh Wheeler, CFA	September 2024	Principal and Portfolio Manager, Reinhart
J. Justin Akin	April 2021	Senior Portfolio Manager, River Road
R. Andrew Beck	April 2021	Chief Executive Officer & Senior Portfolio Manager, River Road
Jon Detter	August 2018	Portfolio Manager and Business Analyst, WCM
Anthony Glickhouse	August 2018	Portfolio Manager and Business Analyst, WCM
Patrick F. McGee	August 2018	Portfolio Manager and Business Analyst, WCM

Effective October 1, 2024, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Fidelity Institutional Asset Management® Total Bond Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Franco Castagiluolo	October 2022	Portfolio Manager, FIAM
Benjamin Harrison	June 2023	Portfolio Manager, FIAM
Alexandre Karam	June 2019	Portfolio Manager, FIAM
Jeffrey Moore	June 2019	Portfolio Manager, FIAM
Celso Muñoz	June 2019	Portfolio Manager, FIAM
Ford O’Neil	June 2019	Portfolio Manager, FIAM
Michael Plage, CFA	October 2024	Portfolio Manager, FIAM
Brian Day, CFA	October 2024	Portfolio Manager, FIAM
Stacie Ware, PhD	October 2024	Portfolio Manager, FIAM

Effective November 1, 2024, in the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/WCM China Quality Growth Fund, please delete the fourth paragraph in the entirety and replace with the following:

The Sub-Adviser uses a bottom-up approach that seeks to identify companies believed to be quality companies and have above-average potential for growth in assets and the rate of return on invested capital. The Sub-Adviser considers quality growth companies to: (i) have a history of predictable and consistent earnings growth, (ii) have regular, growing dividend payments, (iii) be industry leaders with sustainable competitive advantages, (iv) have corporate cultures emphasizing strong, quality and experienced management, (v) have little or no debt, (vi) have attractive relative valuations, and (vii) have potential for asset base growth. In selecting securities, the Sub-Adviser also considers other factors including, among others, political risk, monetary policy risk, and regulatory risk. The Sub-Adviser will generally hold the equity securities of approximately 15 to 40 issuers, and the Fund may invest in securities of any market capitalization. The Fund generally invests in companies in any sector, however, from time to time the Fund may invest a significant portion of its assets in the securities of companies in one or more sectors.

Effective September 30, 2024, in the section, “Additional Information About Each Fund,” under “The Adviser, Sub-Adviser and Portfolio Management,” for the JNL Multi-Manager Small Cap Value Fund, in the section for Reinhart Partners, LLC, please delete the first paragraph in the entirety and replace with the following:

The portfolio managers responsible for management of the Reinhart Strategy of the Fund are Matthew Martinek, CFA and Josh Wheeler.

Josh Wheeler, CFA, joined Reinhart in 2015 as an Analyst and was promoted to Portfolio Manager of the Mid Cap PMV strategy in January 2021 and Co-Portfolio Manager of the Genesis PMV strategy in September 2024. Prior to joining Reinhart Partners, Mr. Wheeler was a Senior Equity Research Analyst at Greenleaf Trust and a sell-side Senior Research Associate at Morgan Stanley in New York City. Mr. Wheeler has a BA in Economics from Hope College and an MBA from the University of Chicago Booth School of Business. He holds the Chartered Financial Analyst designation and is a member of the CFA Institute.

Effective October 1, 2024, in the section, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/Fidelity Institutional Asset Management® Total Bond Fund, after the eighth paragraph please add the following:

Michael Plage, CFA, is a portfolio manager in the Fixed Income division at Fidelity Investments. In this role, Mr. Plage co-manages portfolios across retail and institutional assets. Prior to assuming his current responsibilities, he worked as a fixed income trader from 2005 to 2009. He has been in the financial industry since 1997. Mr. Plage earned his Bachelor of Science in management from the University of South Carolina and his Master of Business Administration in finance from the University of Connecticut. He is also a CFA® charterholder.

Brian Day, CFA, is a portfolio manager in the Fixed Income division at Fidelity Investments. In this role, Mr. Day manages portfolios across retail and institutional assets. Mr. Day joined Fidelity in 2012. Prior to assuming his current portfolio management responsibilities, Mr. Day was a trader in Fidelity’s Fixed Income division where he was responsible for trading, relative value assessment, and general analysis of various sectors within securitized products, including commercial real estate, collateralized loan obligations (CLOs), UK residential mortgage-backed securities (RMBS), non-agency residential mortgages, and agency mortgages, as well as a research associate supporting the industrial and financial teams. He began working in the financial industry in 2010. Mr. Day earned his Bachelor of Arts in economics from Colgate University. He is also a CFA® charterholder.

Stacie Ware, PhD, is a portfolio manager in the Fixed Income division at Fidelity Investments. In this role, Ms. Ware manages portfolios across retail and institutional assets. Prior to assuming her current position, Ms. Ware was a quantitative analyst with the Core/Core Plus/Tactical Bond Investment team focused on asset allocation and risk management. Previously, she served as a quantitative analyst in the Asset Management division responsible for quantitative modeling initiatives in support of the Municipal Bond team. Before joining Fidelity in 2018, Ms. Ware was a senior fixed income quantitative analyst at State Street Global Advisors. In this capacity, she served as a quantitative portfolio manager for U.S. investment-grade credit and emerging-market sovereign debt factor portfolios and provided ongoing quantitative factor research in credit. Additionally, she was a quantitative research analyst responsible for conducting quantitative research in asset allocation, liquidity risk management, and fixed income. She has been in the financial industry since 2014. Ms. Ware earned her Master of Science in physics and astronomy from the University of Southampton, UK, having completed her master’s research project in a year abroad at Harvard University. She also earned her PhD in astrophysics from the University of Cambridge, UK.

Effective November 1, 2024, in the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/WCM China Quality Growth Fund, please delete the fourth paragraph in the entirety and replace with the following:

The Sub-Adviser uses a bottom-up approach that seeks to identify companies believed to be quality companies and have above-average potential for growth in assets and the rate of return on invested capital. The Sub-Adviser considers quality growth companies to: (i) have a history of predictable and consistent earnings growth, (ii) have regular, growing dividend payments, (iii) be industry leaders with sustainable competitive advantages, (iv) have corporate cultures emphasizing strong, quality and experienced management, (v) have little or no debt, (vi) have attractive relative valuations, and (vii) have potential for asset base growth. In selecting securities, the Sub-Adviser also considers other factors including, among others, political risk, monetary policy risk, and regulatory risk. The Sub-Adviser will generally hold the equity securities of approximately 15 to 40 issuers, and the Fund may invest in securities of any market capitalization. The Fund generally invests in companies in any sector, however, from time to time the Fund may invest a significant portion of its assets in the securities of companies in one or more sectors.

This Supplement is dated November 1, 2024.

Supplement Dated November 1, 2024

To The Statement of Additional Information

Dated October 21, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective September 30, 2024, for the JNL Multi-Manager Small Cap Value Fund, please delete all references to and information for Brent Jesko.

Effective October 1, 2024, on page 225, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for FIAM LLC, please delete the table for the JNL/Fidelity Institutional Asset Management® Total Bond Fund in the entirety and replace with the following, which reflects information as of August 30, 2024:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Franco Castagliuolo	Other Registered Investment Companies	28	$62.88 billion	0	$0
	Other Pooled Vehicles	4	$7.66 billion	0	$0
	Other Accounts	0	$0	0	$0

Benjamin Harrison	Other Registered Investment Companies	22	$12.85 billion	0	$0
	Other Pooled Vehicles	4	$2.08 billion	0	$0
	Other Accounts	4	$275 million	0	$0

Alexandre Karam	Other Registered Investment Companies	20	$14.2 billion	0	$0
	Other Pooled Vehicles	19	$17.16 billion	0	$0
	Other Accounts	5	$278 million	0	$0

Celso Muñoz	Other Registered Investment Companies	14	$125.71 billion	0	$0
	Other Pooled Vehicles	4	$13.83 billion	0	$0
	Other Accounts	10	$8.04 billion	0	$0

Jeff Moore	Other Registered Investment Companies	10	$113.29 billion	0	$0
	Other Pooled Vehicles	18	$16.2 billion	0	$0
	Other Accounts	15	$5.74 billion	0	$0

Ford O’Neil	Other Registered Investment Companies	17	$144.7 billion	0	$0
	Other Pooled Vehicles	10	$21.34 billion	0	$0
	Other Accounts	6	$1.71 billion	0	$0

Michael Plage, CFA	Other Registered Investment Companies	13	$87.73 billion	0	$0
	Other Pooled Vehicles	12	$11.24 billion	0	$0
	Other Accounts	20	$12.03 billion	0	$0

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				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM

Brian Day, CFA	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Stacie Ware, PhD	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Effective October 1, 2024, on page 226, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for FIAM LLC, please delete the “Security Ownership of Portfolio Managers” table in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL/Fidelity Institutional Asset Management® Total Bond Fund as of August 30, 2024

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Franco Castagliuolo	X
Benjamin Harrison	X
Alexandre Karam	X
Jeff Moore	X
Celso Muñoz	X
Ford O’Neil	X
Michael Plage, CFA	X
Brian Day, CFA	X
Stacie Ware, PhD	X

Effective September 30, 2024, on page 285, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Reinhart Partners, LLC, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table for the JNL Multi-Manager Small Cap Value Fund in the entirety and replace with the following, which reflects information as of September 30, 2024:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Matthew Martinek, CFA	Other Registered Investment Companies	3	$691.17 million	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	260	$1.27 billion	2	$58.35 million

Josh Wheeler, CFA	Other Registered Investment Companies	3	$691.17 million	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	260	$1.27 billion	2	$58.35 million

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Effective September 30, 2024, on page 226, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Reinhart Partners, LLC, please delete the “Security Ownership of Portfolio Managers” table in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL Multi-Manager Small Cap Value Fund as of September 30, 2024

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Matthew Martinek, CFA	X
Josh Wheeler, CFA	X

This Supplement is dated November 1, 2024.

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